ACQUISITION - Purchase Price Allocation (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 06, 2020 CNY (¥)	Feb. 28, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Intangible assets:
Gain from bargain purchase			$ (6,172)	¥ (40,273)
Trademark
Intangible assets:
Amortization Period (in years)		3 years
NewSchool | Ambow NSAD Inc
ACQUISITIONS [Line Items]
Cash and cash equivalents	¥ 23,755
Restricted cash	13,867
Accounts receivable	2,370
Prepaid and other current assets	7,310
Property and equipment	1,468
Intangible assets:
Operating lease right-of-use asset	83,680
Other non-current assets	11,919
Total assets	150,131
Accounts payable	(44)
Accrued and other liabilities	(4,275)
Income tax payable, current	(4,887)
Deferred tax liability	(9,419)
Operating lease liability	(83,723)
Total liabilities	(102,348)
Gain from bargain purchase	(40,273)
Total purchase price	7,510
NewSchool | Ambow NSAD Inc | Software
Intangible assets:
Finite	1,879
NewSchool | Ambow NSAD Inc | Trademark
Intangible assets:
Indefinite	3,190
NewSchool | Ambow NSAD Inc | Accreditation
Intangible assets:
Finite	¥ 693
Amortization Period (in years)	10 years